Depreciation and Amortization	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Depreciation and Amortization

5. DEPRECIATION AND AMORTIZATION

Year ended December 31 (millions of Canadian dollars)	2013	2012
Depreciation of property, plant and equipment	533	522
Amortization of intangible assets	48	48
Asset removal costs	79	70
Amortization of regulatory assets	16	19

	676	659